13. RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2011
Related Party Transactions Disclosure [Text Block]
13. RELATED PARTY TRANSACTIONS

The financial statements have been prepared on a stand-alone basis and results through September 27, 2010 were derived from the consolidated financial statements and accounting records of LRAD Corporation.

Allocation of Expenses

For the period ended September 30, 2010, the Company’s operations were fully integrated with LRAD Corporation, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, employee benefits and incentives. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue or other measure. During the fiscal years ended September 30, 2010, the Company was allocated $215,667 of general corporate expenses incurred by LRAD Corporation included within selling, general and administrative expenses in the statements of operations. During the fiscal year ended September 30, 2010, the Company was allocated $62,798 of research and development expenses incurred by LRAD Corporation included within research and development expenses in the statements of operations. During the fiscal years ended September 30, 2010, the Company was allocated $56,462 of manufacturing overhead expenses for warehousing, materials management and production management, included within cost of sales. Operating expenses for the year ended September 30, 2011, reflect the costs associated with being an independent publicly traded company.

Other Related Party Transactions

See Notes 2, 5, 6, 7, 9 and 11 for additional related party transactions and information.